Fair values (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Non-recurring fair value measures
Amortized cost of available-for-sale securities	$ 92	$ 84
Fair value of available-for-sale securities	120	103
Carrying value | Non-recurring
Non-recurring fair value measures
Long-term loans granted and outstanding	52	56
Long-term debt	3,151	1,036
Total fair value | Non-recurring
Non-recurring fair value measures
Long-term loans granted and outstanding	54	58
Long-term debt	$ 3,218	$ 1,098